Business Acquisition (Tables)	12 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Schedule of fair value of the identifiable assets acquired
	Fair Value	Fair Value
	HKD	USD
Cash	$6,997,259	$894,261
Prepaid expenses	28,944	3,699
Other receivables	269,950	34,500
Plant and equipment	32,633	4,171
Intangible assets	7,500,000	958,512
Goodwill	14,585,528	1,864,053
Total asset	29,414,314	3,759,196
Accounts payable	(10,973)	(1,402)
Other payables and accrued liabilities	(13,341)	(1,705)
Total liabilities	(24,314)	(3,107)
Net asset acquired	$29,390,000	$3,756,089

Total consideration	$29,390,000	$3,756,089
Goodwill	$14,585,528	$1,864,053